COLUMBIA ASSET ALLOCATION FUND
                                  (the "Fund")

              Supplement to the Prospectuses dated February 1, 2006
                           Class ABC, T&G and Z Shares


         The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Vikram J. Kuriyan, PhD, a managing director of Columbia Management Advisors, LLC ("Columbia Advisors"), is the lead manager for the Fund and has managed the Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Advisors or its predecessors since January, 2000.

Karen Wurdack, PhD, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since August, 2005. Dr. Wurdack has been associated with Columbia Advisors or its predecessors since August, 1993.

Drs. Kuriyan and Wurdack are responsible for allocating the Fund's assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class.

The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large-cap growth stocks           Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan,
                                  Mary-Ann Ward and John T. Wilson
Large-cap value stocks            Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and
                                  Noah J. Petrucci
Mid-cap value stocks              Diane L. Sobin, David I. Hoffman, Lori J. Ensinger and
                                  Noah J. Petrucci
Mid-cap growth stocks             Kenneth A. Korngiebel, Wayne M. Collette,
                                  Theodore R. Wendell, George J. Myers and J. Michael
                                  Kosicki
Small-cap growth stocks           Daniel H. Cole, Paul J. Berlinguet, Daniele M. Donahoe,
                                  Jon Michael Morgan and Clifford D. Siverd
Small-cap value stocks            Stephen D. Barbaro and Jeremy Javidi
Foreign securities                Fred Copper, Jasmine (Weili) Huang, Timothy R. Anderson,
                                  Paul J. DiGiacomo and Daisuke Nomoto
Investment grade bonds            Leonard A. Aplet
Non-investment grade bonds        Stephen Peacher

Paul J. Berlinguet, a senior vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since October, 2003. Mr. Berlinguet is also a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Berlinguet has been associated with Columbia Advisors since October, 2003. Prior to October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April, 2001 to October, 2003. Prior to joining John Hancock Funds in April, 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large-cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

Edward P. Hickey, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Hickey has been associated with Columbia Advisors or its predecessors since November, 1998.

Roger R. Sullivan, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Advisors or its predecessors since January, 2005. Prior to January, 2005, Mr. Sullivan was a senior vice president with Putnam Investments from December, 1994 to December, 2004.

Mary-Ann Ward, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Ms. Ward has been associated with Columbia Advisors or its predecessors since July, 1997.

John T. Wilson, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed the Fund since August, 2005. Mr. Wilson has been associated with Columbia Advisors or its predecessors since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

Lori J. Ensinger, a managing director of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Ensinger is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Ensinger has been associated with Columbia Advisors or its predecessors since August, 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments, Inc. from 1999 to 2001.

Diane L. Sobin, a managing director of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Ms. Sobin is also a co-manager for the portion of the Fund allocated to the largecap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Sobin has been associated with Columbia Advisors or its predecessors since August, 2001. Prior to August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

David I. Hoffman, a managing director of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Hoffman is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Hoffman has been associated with Columbia Advisors or its predecessors since August, 2001. Prior to August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

Noah J. Petrucci, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed the Fund since September, 2004. Mr. Petrucci is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Petrucci has been associated with Columbia Advisors or its predecessors since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments, Inc. from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

Kenneth A. Korngiebel, a senior vice president of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since 1996.

Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to joining, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to joining, Mr. Myers spent five years with Dresdner RCM Global Investors, where he was a portfolio manager and equity analyst. Earlier, he held positions with Firstar Investment Research & Management Company and J. Edwards Real Estate.

J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to joining, Mr. Kosicki had been with Fidelity Investments since 1993, where he worked most recently as an equity analyst specializing in the natural resources sector.

Daniel H. Cole, a portfolio manager of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

Daniele M. Donahoe, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Ms. Donahoe has been associated with Columbia Advisors or its predecessors since July, 2002. Prior to joining, Ms. Donahoe was an associate in the equity research department at Citigroup from 1999 to 2001.

Jon Michael Morgan, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Morgan has been associated with Columbia Advisors or its predecessors since July, 2000.

Clifford D. Siverd, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Siverd has been associated with Columbia Advisors or its predecessors since April, 2001. Prior to joining, Mr. Siverd was a vice president of institutional equity sales at Suntrust Robinson-Humphry.

Stephen D. Barbaro, a vice president of Columbia Advisors, is the manager for the portion of the Fund allocated to the small-cap value stocks category and has managed or co-managed that portion of the Fund since December, 2002. Mr. Barbaro has been associated with Columbia Advisors or its predecessors since 1976.

Jeremy Javidi, a vice president of Columbia Advisors, is the co-manager for the portion of the Fund allocated to the small-cap value stocks category and has co-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Advisors or its predecessors since January, 2000.

Fred Copper, a portfolio manager of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the foreign securities category and has managed or co-managed that portion of the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to September, 2005, Mr. Copper was a senior vice president with Putman Investments from March, 2001 to September, 2005.

Jasmine (Weili) Huang, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed the Fund since May, 2006. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Prior to September, 2003, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.

Timothy R. Anderson, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed the Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003.

Paul J. DiGiacomo, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed the Fund since May, 2006. Mr. DiGiacomo has been associated with Columbia Advisors since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006.

Daisuke Nomoto, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the foreign securities category and has co-managed the Fund since May, 2006. Mr. Nomoto has been associated with Columbia Advisors or its affiliates since April, 2005. Prior to April, 2005, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003.

Leonard A. Aplet, a managing director of Columbia Advisors, is the manager for the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

Stephen Peacher, a managing director of Columbia Advisors, is the manager for the portion of the Fund allocated to the non-investment grade bonds category and has managed that portion of the Fund since September, 2005. Mr. Peacher has been associated with Columbia Advisors since April, 2005. Prior to April, 2005, Mr. Peacher was employed by Putnam Investments, where he served as the chief investment officer of the Credit Team for the previous five years.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

INT-47/110768-0506                                                May 17, 2006


                         COLUMBIA ASSET ALLOCATION FUND
                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2006

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section MANAGEMENT - PORTFOLIO MANAGERS:

-------------------------------- ------------------------------ -------------------------------- --------------------------------

                                    Other SEC-registered
                                        open-end and                Other pooled investment
       Portfolio Manager              closed-end funds                   vehicles                      Other accounts
-------------------------------- ------------------------------ -------------------------------- --------------------------------
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
                                  Number of        Assets        Number of         Assets         Number of         Assets
                                  accounts                       accounts                         accounts
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------

Jasmine (Weili) Huang*                4        $1.80 billion         2          $525 million          5          $117 million
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
Timothy R. Anderson*                  3        $1.67 million         2          $525 million          8          $287 million
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
Paul J. DiGiacomo*                    3        $1.67 million         2          $525 million         13          $287 million
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------
Daisuke Nomoto*                       3        $1.67 million         2          $525 million          2          $117 million
-------------------------------- ------------ ----------------- ------------ ------------------- ------------ -------------------

2. The following language is added to the chart following the heading "Ownership of Securities" in the section MANAGEMENT - PORTFOLIO
         MANAGERS:

---------------------------------------------------------------- ----------------------------------------------------------------
                                                                            Dollar Range of Equity Securities in the
                       Portfolio Manager                                             Fund Beneficially Owned
---------------------------------------------------------------- ----------------------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------------------
Jasmine (Weili) Huang*                                                                        None
---------------------------------------------------------------- ----------------------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------------------
Timothy R. Anderson*                                                                          None
---------------------------------------------------------------- ----------------------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------------------
Paul J. DiGiacomo*                                                                            None
---------------------------------------------------------------- ----------------------------------------------------------------
---------------------------------------------------------------- ----------------------------------------------------------------
Daisuke Nomoto*                                                                               None
---------------------------------------------------------------- ----------------------------------------------------------------

3. The language in the chart following the heading "Compensation" in the section MANAGEMENT - PORTFOLIO MANAGERS for Mr. Copper is revised in its entirety and replaced with the following:


------------------------------ ---------------------------------------------------- ----------------------------------------------
      Portfolio Manager                       Performance Benchmark                                      Peer Group
------------------------------ ---------------------------------------------------- ----------------------------------------------
------------------------------ ---------------------------------------------------- ----------------------------------------------
         Fred Copper                             MSCI EAFE Index                          Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------------------------- ----------------------------------------------

4. The following language is added to the chart following the heading "Compensation" in the section MANAGEMENT - PORTFOLIO MANAGERS:

------------------------------ ---------------------------------------------------- ----------------------------------------------
      Portfolio Manager                       Performance Benchmark                                      Peer Group
------------------------------ ---------------------------------------------------- ----------------------------------------------
------------------------------ ---------------------------------------------------- ----------------------------------------------
    Jasmine (Weili) Huang                        MSCI EAFE Index                           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------------------------- ---------------------------------------------
------------------------------ ---------------------------------------------------- ---------------------------------------------
     Timothy R. Anderson                         MSCI EAFE Index                           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------------------------- ----------------------------------------------
------------------------------ ---------------------------------------------------- ----------------------------------------------
      Paul J. DiGiacomo                          MSCI EAFE Index                           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------------------------- ----------------------------------------------
------------------------------ ---------------------------------------------------- ----------------------------------------------
       Daisuke Nomoto                            MSCI EAFE Index                           Morningstar Foreign Large Blend Category
------------------------------ ---------------------------------------------------- ----------------------------------------------

* Information as of April 28, 2006

INT-39/110668-0506                                                May 17, 2006



                        COLUMBIA INTERNATIONAL STOCK FUND
                                  (the "Fund")
                Supplement to Prospectuses dated January 1, 2006
                           Class ABCD, G and Z Shares

1. The section entitled "MANAGING THE FUND - PORTFOLIO MANAGERS" is revised in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Fred Copper, a portfolio manager of Columbia Advisors, LLC ("Columbia Advisors") , is the lead manager for the Fund and has managed or co-managed the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to September, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.

Jasmine (Weili) Huang, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Prior to September, 2003, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.

Timothy R. Anderson, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003.

Paul J. DiGiacomo, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. DiGiacomo has been associated with Columbia Advisors since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006.

Daisuke Nomoto, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Nomoto has been associated with Columbia Advisors or its affiliates since April, 2005. Prior to April, 2005, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


INT-47/110577-0506                                                 May 17, 2006



                         COLUMBIA INTERNATIONAL STOCK FUND
                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED JANUARY 1, 2006

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section MANAGEMENT - PORTFOLIO MANAGERS:

------------------------------ ------------------------------ ----------------------------- ------------------------

                                Other SEC-registered open-end
                                             and                 Other pooled investment
       Portfolio Manager              closed-end funds                   vehicles               Other accounts
------------------------------ ------------------------------ ----------------------------- -------------------------
------------------------------ ---------- ----------------- ---------- ----------------- ---------- -----------------
                                 Number of       Assets       Number of      Assets       Number of    Assets
                                 accounts                     accounts                   accounts
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
Jasmine (Weili) Huang*              4        $368 million        2        $525 million      5      $117 million
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
Timothy R. Anderson*                3        $238 million        2        $525 million      8      $287 million
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
Paul J. DiGiacomo*                  3        $238 million        2        $525 million     13      $287 million
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
------------------------------ ---------- ----------------- ---------- ---------------- -------- --------------
Daisuke Nomoto*                     3        $238 million        2        $525 million      2      $117 million
------------------------------ ---------- ----------------- ---------- ---------------- ---------- ------------

2. The following language is added to the chart following the heading "Ownership of Securities" in the section MANAGEMENT - PORTFOLIO MANAGERS:

---------------------------------------------------------- -------------------------------------------------------
                                                                Dollar Range of Equity Securities in the
                       Portfolio Manager                                 Fund Beneficially Owned
----------------------------------------------------------- ------------------------------------------------------
----------------------------------------------------------- ------------------------------------------------------
Jasmine (Weili) Huang*                                                                None
----------------------------------------------------------- ------------------------------------------------------
----------------------------------------------------------- ------------------------------------------------------
Timothy R. Anderson*                                                                  None
----------------------------------------------------------- ------------------------------------------------------
----------------------------------------------------------- ------------------------------------------------------
Paul J. DiGiacomo*                                                                    None
----------------------------------------------------------- ------------------------------------------------------
----------------------------------------------------------- ------------------------------------------------------
Daisuke Nomoto*                                                                       None
----------------------------------------------------------- ------------------------------------------------------

3. The language in the chart following the heading "Compensation" in the section MANAGEMENT - PORTFOLIO MANAGERS is revised in its entirety and replaced with the following:

------------------------- ------------------------------------  --------------------------------------
    Portfolio Manager                Performance Benchmark                 Peer Group
------------------------- ------------------------------------  --------------------------------------
Fred Copper                               MSCI EAFE Index             Morningstar Foreign Large Blend Category
------------------------ -------------------------------------- --------------------------------------
------------------------- ------------------------------------- --------------------------------------
Jasmine (Weili) Huang                     MSCI EAFE Index             Morningstar Foreign Large Blend Category
------------------------ -------------------------------------- --------------------------------------
------------------------ -------------------------------------- --------------------------------------
Timothy R. Anderson                       MSCI EAFE Index             Morningstar Foreign Large Blend Category
------------------------ -------------------------------------- --------------------------------------
------------------------ -------------------------------------- --------------------------------------
Paul J. DiGiacomo                         MSCI EAFE Index             Morningstar Foreign Large Blend Category
------------------------ -------------------------------------- --------------------------------------
------------------------ -------------------------------------- --------------------------------------
Daisuke Nomoto                            MSCI EAFE Index             Morningstar Foreign Large Blend Category
-----------------------  -------------------------------------- --------------------------------------

*Information as of April 28, 2006

INT-39/110669-0506                                                 May 17, 2006